Inventories	6 Months Ended
Jun. 30, 2025
Inventories [Abstract]
INVENTORIES
6.	INVENTORIES

Inventories as of December 31, 2024 and June 30, 2025 are as follows:

	As of December 31, 2024	As of June 30, 2025
	US$	US$
Finished goods	2,650,957	2,894,682

The Company consistently monitors its inventories for potential obsolete products. Any loss on damaged items is immaterial and will be recognized immediately. As a result, no reserve was made for inventories as of December 31, 2024 and June 30, 2025.